Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 - SUBSEQUENT EVENTS:

Warrants exercise

During 2024, until the approval date of these financial statements, 310,681 PP Warrants and Agent Warrants were exercised for 310,681 ADSs for an aggregate exercise price of $817 thousand.

Options and RSUs grants

During 2024, until the approval date of these financial statements, the Company granted employees and consultants an amount of 130,000 options and 255,056 RSUs.